UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-9142
THE NAVELLIER PERFORMANCE FUNDS
One East Liberty, Third Floor
Reno Nevada 89501
1-800-887-8671
Agent for Service:
SAMUEL KORNHAUSER
155 Jackson Street, Suite 1807
San Francisco, California 94111
Registrant’s telephone number, including area code: (800) 887-8671
Date of Fiscal Year End: December 31, 2008
Date of Reporting Period: Dec. 31, 2008

Item 1. Reports to Stockholders

Navellier Performance Funds 2008 ANNUAL REPORT Mid Cap Growth Portfolio Aggressive Micro Cap Portfolio Fundamental ‘A’ Portfolio

ANNUAL REPORT, December 31, 2008
Navellier Performance Funds

One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Dear Shareholder,

The Navellier Funds along with the markets had a difficult 2008. The Aggressive Micro Cap Portfolio returned −45.88% versus −38.54% for its benchmark, the Russell 2000 Growth; for the year, the only sector that had a positive return for the portfolio was utilities, while investments in healthcare, information technology and industrials detracted the most from portfolio performance. The Mid Cap Growth Portfolio returned −51.83% versus −44.32% for the Russell Mid Cap Growth; for the year, all sectors showed negative performance with telecommunication services, utilities and consumer staples performing the best and information technology, industrials and healthcare, the worst. The Fundamental ‘A’ Portfolio returned −56.29% versus −37.31% for its benchmark the Russell 3000; for the year, only healthcare and utilities posted slightly positive returns for the portfolio, while energy, information technology and materials detracted the most from portfolio performance.

There aren’t many places to hide in an environment like this, and moving into cash is not really an option for our mutual funds, for a couple of reasons. Firstly, it is not the investment objective of the funds to be 100% cash and secondly there are trillions of dollars on the sidelines sitting in money market accounts waiting for the sign to get back in; invariably timing the market is very difficult and the recovery period after a downturn is awash with mis-timed moves. Our strategy is to ride out this painful period, staying fully invested in fundamentally superior stocks, and wait for the tide to turn.

Navellier’s research team just completed its quarterly testing of fundamental variables to determine “What’s Working On Wall Street.” What did they find? Not much. Illiquid stock and bond markets drove volatility to extreme levels when

Fundamental ‘A’ Portfolio

Total Returns
for Periods Ended		Russell
December 31, 2008*	Fund	3000

One Year	(56.29)%	(37.31)%
Since Inception**	(10.15)%	(4.45)%
Value of a $10,000 investment over Life of Fund**	$6,755	$8,460

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

** Inception May 2, 2005

Mid Cap Growth Portfolio - Regular Class

Total Returns		Russell	Russell
for Periods Ended		Mid Cap	2000
December 31, 2008*	Fund	Growth	Growth

One Year	(51.83)%	(44.32)%	(38.54)%
Annualized Five Year	(6.58)%	(2.33)%	(2.35)%
Annualized Ten Year	2.14%	(0.19)%	(0.76)%
Value of a $10,000 investment over Ten Years	$12,357	$9,814	$9,266

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

NAVELLIER PERFORMANCE FUNDS

hedge funds were forced to deleverage positions. The markets simply went wild after Lehman Brothers was forced into bankruptcy. Essentially all assets, except Treasury securities, experienced a dramatic decrease in liquidity.

Obviously, the stock market “threw the baby out with the bath water.” A meltdown like this is incredibly rare and was due to the crisis of confidence in financial stocks, which posted massive losses and had to be recapitalized by the Treasury Department via the controversial TARP program.

The good news is that the massive and relentless liquidation of many hedge funds seems to be winding to a close. Mutual fund redemptions have slowed down as well. So, now that many investors have fled to cash, where yields are next to nothing, the $64,000 question is: Now what? The answer for many investors will undoubtedly be municipal or corporate bonds, since those yields are so much higher than Treasury securities. However, now that the S&P 500’s dividend yield is higher than Treasury bonds for the first time since 1958, we believe a lot of smart money will return to the stock market. Probably the most bullish indicator is that cash on the sidelines in money market funds now represents literally over 50% of the S&P 500’s market value, which is a record high.

When significant portions of this cash return to the bond and stock markets, we expect a massive “re-liquefaction” that could send bond yields plummeting and stocks soaring. The bargain hunting is already evident, which is why the Dow Industrials around Thanksgiving had its biggest five-day rally since 1932, and other major stock indices had their best five-day run since 1974.

We believe that the worst may be over and that the stock market has successfully retested its lows, and for all practical reasons continues to bounce along the bottom on a valuation basis. Thanks to lower gasoline prices, consumers now have an extra $300 billion in their pockets and may spend a good chunk of that in 2009. If consumer spending finds firmer footing, the U.S. economy should recover, since consumers account for over 70% of GDP growth. We are expecting a strong January rally that could continue well into the spring, especially in the wake of the Fed’s big interest rate cut and another stimulus package from President Obama that could be as large as $1 trillion. Nonetheless, there is no doubt that severe economic problems persist. Unemployment just rose at the fastest pace in 34 years and will likely hit 8% soon, so the mainstream news media will continue to be full of doom and gloom, especially with all the problems surrounding the Big Three, factory shutdowns, and impending bankruptcies.

Aggressive Micro Cap Portfolio

Total Returns		Russell
for Periods Ended		2000	Russell
December 31, 2008*	Fund	Growth	2000

One Year	(45.88)%	(38.54)%	(33.79)%
Annualized Five Year	(7.51)%	(2.35)%	(0.93)%
Annualized Ten Year	(1.12)%	(0.76)%	3.02%
Value of a $10,000 investment over Ten Years	$8,939	$9,266	$13,468

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

NAVELLIER PERFORMANCE FUNDS

All the bailout money thrown at banks and Wall Street has not filtered down to Main Street. Many economists expect that the U.S. economy may have contracted by 4% to 6% in the fourth quarter. That is the bad news. The good news is that a large number of economists believe that by the end of the first quarter of 2009, the U.S. economy should be trying to find firmer footing after the Fed recently threw in the “kitchen sink” and lowered the key interest rate to between 0% and 0.25%.

With Bank of America, Citigroup, and J.P. Morgan all doing mortgage workouts for delinquent homeowners, the housing crisis is anticipated to be partially shored up by these workouts as well as lower mortgage rates, which recently hit a 50-year low. The fact that Fannie Mae and Freddie Mac suspended foreclosures during the holidays (November 26 through January 9) has also provided more time for delinquent homeowners to evaluate their options and possibly also do a workout rather than abandon their homes. Mortgage rates are now falling fast and as more homeowners refinance, this will effectively put more money in their pockets.

The credit crisis that started in housing spread to commercial loans, vehicle financing, and credit cards. All but the best borrowers have been cut off from credit. However, after the Fed’s latest interest rate cut, many folks with high credit scores can now borrow at only 2% to 2.25% via secured credit lines and home equity loans. Additionally, both the Fed and the Treasury Department are trying to find other ways to jump-start the market for consumer and business lending. The Fed has doubled its balance sheet in recent months and has gone to extraordinary steps to try to “pump” money into the system. Normally, when the Fed pumps money into the system, it filters down to Main Street, so we expect that the credit crisis will begin to diminish in the upcoming months.

The recent Fed cut on December 16 and the FOMC statement has helped to inspire business, consumer, and investor confidence. All eyes will be on President Obama who has already assembled a strong economic team that Wall Street respects. Every new president brings hope for the future and at least a 100-days pass before the news media’s criticism mounts. The new year will be no exception, so despite the likely event of a $1 trillion federal budget deficit, there is a growing sense of optimism that should rub off on consumers and investors. Please remember Warren Buffett’s profound statement: “If you wait for the robins, spring will be over.”

While the economic outlook remains highly uncertain, it is possible that we are entering an opportunistic investment environment. We will continue to keep you posted through the blogs and Marketmail.

Sincerely,

LOUIS G. NAVELLIER
Chief Investment Officer/CEO

ARJEN KUYPER
President/COO

MICHAEL J. BORGEN
Portfolio Manager

SHAWN PRICE
Portfolio Manager

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Mid Cap Growth Portfolio	December 31, 2008

Shares		Market Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 19.9%
28,800	Advance Auto Parts, Inc.	$969,120
4,900	Apollo Group, Inc.*	375,438
13,400	Dollar Tree, Inc.*	560,120
43,600	Family Dollar Stores, Inc.	1,136,652
43,400	H&R Block, Inc.	986,048
28,400	Ross Stores, Inc.	844,332
58,400	The TJX Companies, Inc.	1,201,288
46,500	YUM! Brands, Inc.	1,464,749

		7,537,747

Consumer Staples - 6.7%
40,400	Fomento Economico Mexicano, S.A.B. de C.V. (FEMSA) ADR	1,217,252
13,100	The Clorox Co.	727,836
17,500	The Hershey Co.	607,950

		2,553,038

Energy - 4.1%
19,970	Alpha Natural Resources, Inc.*	323,314
26,940	Arch Coal, Inc.	438,853
48,100	Denbury Resources, Inc.*	525,252
9,000	Southwestern Energy Co.*	260,730

		1,548,149

Financials - 5.4%
33,200	Eaton Vance Corp.	697,532
29,200	Hudson City Bancorp, Inc.	466,032
50,550	Huntington Bancshares, Inc.	387,213
9,500	Northern Trust Corp.	495,330

		2,046,107

Healthcare - 15.7%
16,135	C.R. Bard, Inc.	1,359,535
25,900	Express Scripts, Inc.*	1,423,982
14,200	Illumina, Inc.*	369,910
2,800	Intuitive Surgical, Inc.*	355,572
48,800	Isis Pharmaceuticals, Inc.*	691,984
27,680	Thermo Fisher Scientific, Inc.*	943,058
22,900	Varian Medical Systems, Inc.*	802,416

		5,946,457

Industrials - 21.2%
24,000	Aecom Technology Corp.*	737,520
11,450	Bucyrus International, Inc. - Class A	212,054
21,000	C.H. Robinson Worldwide, Inc.	1,155,629
16,700	Cummins, Inc.	446,391
25,300	Fastenal Co.	881,705
9,500	Flowserve Corp.	489,250
47,000	Quanta Services*	930,600
35,700	Ritchie Bros. Auctioneers, Inc.	764,694
17,710	Stericycle, Inc.*	922,337
26,300	URS Corp.*	1,072,251
18,600	Woodward Governor Co.	428,172

		8,040,603

Information Technology - 15.4%
26,200	Amphenol Corp. - Class A	628,276
27,800	BMC Software, Inc.*	748,098
128,400	Brocade Communications Systems, Inc.*	359,520
34,700	FLIR Systems, Inc.*	1,064,596
40,725	Juniper Networks, Inc.*	713,095
175,440	LSI Corp.*	577,198
60,625	Marvell Technology Group Ltd.*	404,369
34,800	NCR Corp.*	492,072
41,290	Nuance Communications, Inc.*	427,764
37,600	Western Digital Corp.*	430,520

		5,845,508

Materials - 6.0%
18,100	Airgas, Inc.	705,719
55,735	AK Steel Holding Corp.	519,450
21,300	Bemis Co., Inc.	504,384
50,450	Steel Dynamics, Inc.	564,031

		2,293,584

Telecommunication Services - 1.2%
27,800	SBA Communications Corp.*	453,696

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Mid Cap Growth Portfolio	December 31, 2008 (continued)

Shares		Market Value

Utilities - 3.1%
47,800	Companhia Energetica de Minas Gerais (CEMIG) ADR	656,772
16,650	National Fuel Gas Co.	521,645

		1,178,417

Total Common Stocks (Cost $49,971,682)		37,443,306

MONEY MARKET FUNDS - 1.9%
726,069	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $726,069)	726,069

Total Investments - 100.6% (Cost $50,697,751)		38,169,375
Liabilities In Excess Of Other Assets - (0.6%)		(210,718)

Net Assets - 100.0%		$37,958,657

*	Non-Income producing.

ADR - American Depositary Receipts

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Aggressive Micro Cap Portfolio	December 31, 2008

Shares		Market Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 13.6%
17,760	Fred’s, Inc.	$191,098
17,000	Jo-Ann Stores, Inc.*	263,329
10,500	Meritage Homes Corp.*	127,785
6,735	The Buckle, Inc.	146,958
6,725	The Children’s Place Retail Stores, Inc.*	145,798
60,000	Unifi, Inc.*	169,200

		1,044,168

Consumer Staples - 8.4%
5,220	Cal-Maine Foods, Inc.	149,814
16,715	Darling International, Inc.*	91,765
14,190	PriceSmart, Inc.	293,166
3,680	The Boston Beer Co., Inc. - Class A*	104,512

		639,257

Energy - 2.7%
1,040	Contango Oil & Gas Co.*	58,552
3,880	Gulf Island Fabrication, Inc.	55,911
2,310	GulfMark Offshore, Inc.*	54,955
5,700	PetroQuest Energy, Inc.*	38,532

		207,950

Financials - 3.9%
13,600	Nelnet, Inc. - Class A	194,888
2,620	Safety Insurance Group, Inc.	99,717

		294,605

Healthcare - 16.8%
10,010	Albany Molecular Research, Inc.*	97,497
3,410	CorVel Corp.*	74,952
5,250	Gentiva Health Services, Inc.*	153,615
2,325	HMS Holdings Corp.*	73,284
13,200	Kewaunee Scientific Corp.	118,932
5,850	Luminex Corp.*	124,956
9,640	Meridian Bioscience, Inc.	245,532
5,300	Merit Medical Systems, Inc.*	95,029
5,780	Neogen Corp.*	144,384
5,915	RehabCare Group, Inc.*	89,671
3,755	Zoll Medical Corp.*	70,932

		1,288,784

Industrials - 13.6%
3,305	Badger Meter, Inc.	95,911
16,540	Beacon Roofing Supply, Inc.*	229,575
5,070	Chase Corp.	57,240
16,025	Hawaiian Holdings, Inc.*	102,240
4,160	II-VI, Inc.*	79,414
4,682	Navigant Consulting, Inc.*	74,303
6,930	Stanley, Inc.*	251,006
2,395	Valmont Industries, Inc.	146,957

		1,036,646

Information Technology - 17.1%
5,020	Coherent, Inc.*	107,729
3,080	Comtech Telecommunications Corp.*	141,126
5,185	Concur Technologies, Inc.*	170,172
33,710	EarthLink, Inc.*	227,879
6,540	Ebix, Inc.*	156,306
5,850	Echelon Corp.*	47,678
8,210	MAXIMUS, Inc.	288,252
3,225	NCI, Inc. - Class A*	97,169
8,925	TeleCommunication Systems, Inc.*	76,666

		1,312,977

Materials - 16.7%
3,225	Balchem Corp.	80,335
16,650	General Steel Holdings, Inc.*	65,601
6,695	Innophos Holdings, Inc.	132,628
5,315	NewMarket Corp.	185,547
4,105	Olympic Steel, Inc.	83,619
4,845	Quaker Chemical Corp.	79,700
9,500	Rock-Tenn Co.	324,710
7,020	Stepan Co.	329,869

		1,282,009

Telecommunication Services - 2.2%
6,705	NTELOS Holdings Corp.	165,345

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Aggressive Micro Cap Portfolio	December 31, 2008 (continued)

Shares		Market Value

Utilities - 4.2%
6,811	The Laclede Group, Inc.	319,027

Total Common Stocks (Cost $9,014,588)		7,590,768

MONEY MARKET FUNDS - 1.2%
83,782	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $83,782)	83,782

Total Investments - 100.4% (Cost $9,098,370)		7,674,550
Liabilities In Excess Of Other Assets - (0.4%)		(28,187)

Net Assets - 100.0%		$7,646,363

*	Non-Income producing.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Fundamental ‘A’ Portfolio	December 31, 2008

Shares		Market Value

COMMON STOCKS - 100.2%
Consumer Discretionary - 7.8%
11,500	Marvel Entertainment, Inc.*	$353,625
16,000	True Religion Apparel, Inc.*	199,040

		552,665

Energy - 15.3%
9,035	Alpha Natural Resources, Inc.*	146,277
4,315	BP Prudhoe Bay Royalty Trust	316,462
5,125	Murphy Oil Corp.	227,294
9,200	Oil States International, Inc.*	171,948
6,000	World Fuel Services Corp.	222,000

		1,083,981

Financials - 2.8%
12,300	Knight Capital Group, Inc. - Class A*	198,645

Healthcare - 8.5%
4,400	Almost Family, Inc.*	197,912
15,500	Emergent Biosolutions, Inc.*	404,705

		602,617

Industrials - 13.5%
8,200	AZZ, Inc.*	205,820
5,300	Flowserve Corp.	272,950
18,500	Knoll, Inc.	166,870
16,100	Sykes Enterprises, Inc.*	307,832

		953,472

Information Technology - 11.9%
14,000	LDK Solar Company Ltd. ADR*	183,680
6,890	Sohu.com, Inc. ADR*	326,172
17,360	Starent Networks Corp.*	207,105
16,700	Take-Two Interactive Software, Inc.	126,252

		843,209

Materials - 37.7%
7,900	Agrium, Inc.	269,627
10,500	Cliffs Natural Resources, Inc.	268,905
6,815	FMC Corp.	304,835
10,300	Innophos Holdings, Inc.	204,043
16,500	Olympic Steel, Inc.	336,105
1,695	Potash Corporation of Saskatchewan, Inc.	124,108
7,800	Schnitzer Steel Industries, Inc. - Class A	293,670
14,900	Sociedad Quimica y Minera de Chile SA ADR	363,411
13,460	Terra Industries, Inc.	224,378
3,405	United States Steel Corp.	126,666
14,200	Worthington Industries, Inc.	156,484

		2,672,232

Utilities - 2.7%
8,200	NRG Energy, Inc.*	191,306

Total Common Stocks (Cost $9,221,189)		7,098,127

MONEY MARKET FUNDS - 0.4%
26,319	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $26,319)	26,319

Total Investments - 100.6% (Cost $9,247,508)		7,124,446
Liabilities In Excess Of Other Assets - (0.6%)		(40,982)

Net Assets - 100.0%		$7,083,464

*	Non-Income producing.

ADR - American Depositary Receipts

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

	Mid Cap	Aggressive	Fundamental
	Growth	Micro Cap	‘A’
	Portfolio	Portfolio	Portfolio
ASSETS
Securities at Cost	$50,697,751	$9,098,370	$9,247,508

Securities at Value (Note 1)	$38,169,375	$7,674,550	$7,124,446
Investment Income Receivable (Note 1)	109,803	7,207	2,875
Receivable for Securities Sold (Note 1)	--	118,992	--
Receivable for Shares Sold	6,880	5,136	--
Receivable from Adviser	16,661	16,521	16,242
Other Assets	14,960	4,233	6,340

Total Assets	38,317,679	7,826,639	7,149,903

LIABILITIES
Administrative Fee Payable (Note 2)	3,269	1,559	1,447
Payable for Securities Purchased (Note 1)	--	75,439	--
Payable for Shares Redeemed	186,887	30,057	24,624
Distribution Fees Payable (Note 3)	107,012	46,310	12,056
Trustees Fees Payable	4,167	4,167	4,167
Professional Fees	20,550	20,550	20,550
Other Liabilities	37,137	2,194	3,595

Total Liabilities	359,022	180,276	66,439

NET ASSETS	$37,958,657	$7,646,363	$7,083,464

NET ASSETS CONSIST OF:
Paid-in Capital	$79,094,512	$27,238,062	$18,412,924
Accumulated Net Realized Loss on Investments	(28,607,479)	(18,167,879)	(9,206,398)
Net Unrealized Depreciation of Investments	(12,528,376)	(1,423,820)	(2,123,062)

NET ASSETS	$37,958,657	$7,646,363	$7,083,464

PRICING OF REGULAR CLASS SHARES
Net assets attributable to Regular Class shares	$33,519,509	$7,646,363	$7,083,464
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,072,722	449,719	1,086,376
Net asset value, offering and redemption price per share	$16.17	$17.00	$6.52

PRICING OF I CLASS SHARES
Net assets attributable to I Class shares	$4,439,148	$--	$--
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	265,925	--	--
Net asset value, offering and redemption price per share	$16.69	$--	$--

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2008

	Mid Cap	Aggressive	Fundamental
	Growth	Micro Cap	‘A’
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Interest (Note 1)	$6,735	$2,471	$10,042
Dividends(A) (Note 1)	704,079	134,758	91,432

Total Investment Income	710,814	137,229	101,474

EXPENSES
Investment Advisory Fee (Note 2)	899,439	101,880	128,111
Distribution Plan Fees - Regular Class (Note 3)	184,447	30,322	38,128
Administrative Fee (Note 2)	107,075	30,322	38,128
Transfer Agent Fees
Regular Class	96,415	29,292	21,189
I Class	108,643	--	--
Accounting and Pricing Fees	80,000	70,000	70,000
Printing Expense	74,624	27,053	17,744
Custodian Fees	17,542	2,287	3,552
Trustees’ Fees	16,667	16,667	16,667
Legal Expense	15,000	15,000	15,000
Registration Fees
Regular Class	16,060	16,592	21,574
I Class	19,758	--	--
Audit Fees	19,300	19,300	19,300
Compliance Fees	12,123	1,534	1,882
Pricing Expense	548	629	314
Underwriting Fees (Note 3)
Regular Class	9,560	1,671	1,954
I Class	3,482	--	--
Other Expenses	22,267	8,461	3,071

Total Expenses	1,702,950	371,010	396,614
Less Expenses Reimbursed by Investment Adviser (Note 2)	(384,711)	(190,294)	(169,370)

Net Expenses	1,318,239	180,716	227,244

NET INVESTMENT LOSS	(607,425)	(43,487)	(125,770)

Net Realized Loss on Investments	(24,480,578)	(2,965,827)	(8,054,491)
Change in Net Unrealized Appreciation/Depreciation of Investments	(42,557,661)	(4,276,237)	(3,128,223)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(67,038,239)	(7,242,064)	(11,182,714)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(67,645,664)	$(7,285,551)	$(11,308,484)

(A) Net of foreign tax withholding of:	$9,811	$208	$1,599

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2008

	Mid Cap Growth		Aggressive Micro Cap		Fundamental ‘A’
	Portfolio		Portfolio		Portfolio
	For The	For The	For The	For The	For The	For The
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
FROM INVESTMENT ACTIVITIES
Net Investment Income (Loss)	$(607,425)	$(1,412,796)	$(43,487)	$(179,648)	$(125,770)	$20,349
Net Realized Gain (Loss) on Investment Transactions	(24,480,578)	27,427,171	(2,965,827)	2,813,662	(8,054,491)	3,419,323
Change in Net Unrealized Appreciation/ Depreciation of Investments	(42,557,661)	(7,610,390)	(4,276,237)	(2,390,281)	(3,128,223)	(701,922)

Net Increase (Decrease) in Net Assets Resulting from Operations	(67,645,664)	18,403,985	(7,285,551)	243,733	(11,308,484)	2,737,750

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:
Regular Class	--	--	--	--	(25)	(20,324)
From Net Realized Gain:
Regular Class	--	--	--	--	(5,566)	(754,568)

Decrease in Net Assets Resulting From Distributions to Shareholders	--	--	--	--	(5,591)	(774,892)

FROM SHARE TRANSACTIONS
Net Proceeds from Sales of Shares:
Regular Class	6,795,449	12,765,876	443,356	2,197,393	3,276,951	14,043,420
I Class	3,664,413	16,714,862	--	--	--	--
Reinvested Distributions:
Regular Class	--	--	--	--	4,680	656,638
Cost of Shares Redeemed:*
Regular Class	(37,755,720)	(53,280,267)	(2,947,101)	(7,323,153)	(8,660,906)	(11,196,962)
I Class	(45,277,298)	(27,050,999)	--	--	--	--

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(72,573,156)	(50,850,528)	(2,503,745)	(5,125,760)	(5,379,275)	3,503,096

Total Increase (Decrease) in Net Assets	(140,218,820)	(32,446,543)	(9,789,296)	(4,882,027)	(16,693,350)	5,465,954
Net Assets - Beginning of Year	178,177,477	210,624,020	17,435,659	22,317,686	23,776,814	18,310,860

Net Assets - End of Year	$37,958,657	$178,177,477	$7,646,363	$17,435,659	$7,083,464	$23,776,814

ACCUMULATED NET INVESTMENT INCOME	$--	$--	$--	$--	$--	$25

SHARES
Sold:
Regular Class	262,517	389,578	18,123	70,571	269,198	898,138
I Class	128,087	498,845	--	--	--	--
Reinvested:
Regular Class	--	--	--	--	738	43,767
Redeemed:
Regular Class	(1,548,220)	(1,633,046)	(123,547)	(229,254)	(776,510)	(791,045)
I Class	(1,761,535)	(807,597)	--	--	--	--

NET INCREASE (DECREASE) IN SHARES	(2,919,151)	(1,552,220)	(105,424)	(158,683)	(506,574)	150,860

* The cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the year ended December 31, 2008, these fees were $6,570, $22,519, $142 and $14,164 for the Mid Cap Growth Portfolio - Regular Class, Mid Cap Growth Portfolio - I Class, Aggressive Micro Cap Portfolio and Fundamental ‘A’ Portfolio, respectively. For the year ended December 31, 2007, these fees were $10,282, $8,251, $1,026 and $22,823 for the Mid Cap Growth Portfolio - Regular Class, Mid Cap Growth Portfolio - I Class, Aggressive Micro Cap Portfolio and Fundamental ‘A’ Portfolio, respectively.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Mid Cap Growth Portfolio, Regular Class	December 31, 2008

	For The Years Ended December 31,
	2008		2007		2006		2005		2004
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Year	$33.57		$30.70		$29.25		$26.05		$22.77

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.23)		(0.32)		0.06		(0.22)		(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	(17.17)		3.19		1.45		3.42		3.47

Total from Investment Operations	(17.40)		2.87		1.51		3.20		3.28

Distributions to Shareholders:
From Net Investment Income	--		--		(0.06)		--		--

Paid-in Capital from Redemption Fees	0.00	A	0.00	A	0.00	A	0.00	A	--

Net Increase (Decrease) in Net Asset Value	(17.40)		2.87		1.45		3.20		3.28

Net Asset Value - End of Year	$16.17		$33.57		$30.70		$29.25		$26.05

TOTAL INVESTMENT RETURN	(51.83)%		9.35%		5.17%		12.28%		14.40%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.34%		1.34%		1.34%		1.34%		1.34%
Expenses Before Reimbursement	1.60%		1.53%		1.47%		1.48%		1.45%
Net Investment Income (Loss) After Reimbursement	(0.65)%		(0.83)%		0.18%		(0.77)%		(0.74)%
Net Investment Income (Loss) Before Reimbursement	(0.91)%		(1.02)%		0.05%		(0.91)%		(0.85)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	108%		104%		116%		104%		96%
Net Assets at End of Year (in thousands)	$33,520		$112,748		$141,299		$147,668		$158,655
Number of Shares Outstanding at End of Year (in thousands)	2,073		3,358		4,602		5,049		6,090

A Less than $0.01.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Mid Cap Growth Portfolio, I Class	December 31, 2008

	For The Years Ended December 31,
	2008	2007		2006	2005		2004
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Year	$34.45	$31.40		$29.91	$26.55		$23.13

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.47)	(0.18)		0.19	(0.11)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(17.31)	3.23		1.48	3.47		3.49

Total from Investment Operations	(17.78)	3.05		1.67	3.36		3.42

Distributions to Shareholders:
From Net Investment Income	--	--		(0.19)	--		--

Paid-in Capital from Redemption Fees	0.02	0.00	A	0.01	0.00	A	--

Net Increase (Decrease) in Net Asset Value	(17.76)	3.05		1.49	3.36		3.42

Net Asset Value - End of Year	$16.69	$34.45		$31.40	$29.91		$26.55

TOTAL INVESTMENT RETURN	(51.55)%	9.71%		5.60%	12.66%		14.79%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	0.99%	0.99%		0.99%	0.99%		0.99%
Expenses Before Reimbursement	1.58%	1.42%		1.29%	1.26%		1.19%
Net Investment Income (Loss) After Reimbursement	(0.38)%	(0.48)%		0.63%	(0.41)%		(0.38)%
Net Investment Income (Loss) Before Reimbursement	(0.97)%	(0.91)%		0.33%	(0.68)%		(0.58)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	108%	104%		116%	104%		96%
Net Assets at End of Year (in thousands)	$4,439	$65,429		$69,325	$55,895		$51,236
Number of Shares Outstanding at End of Year (in thousands)	266	1,899		2,208	1,869		1,929

A Less than $0.01.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Aggressive Micro Cap Portfolio	December 31, 2008

	For The Years Ended December 31,
	2008		2007		2006		2005		2004
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Year	$31.41		$31.26		$28.46		$27.49		$25.12

Income (Loss) from Investment Operations:
Net Investment Loss	(0.10)		(0.32)		(0.31)		(0.32)		(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(14.31)		0.47		3.11		1.29		2.50

Total from Investment Operations	(14.41)		0.15		2.80		0.97		2.37

Paid-in Capital from Redemption Fees	0.00	A	0.00	A	0.00	A	0.00	A	--

Net Increase (Decrease) in Net Asset Value	(14.41)		0.15		2.80		0.97		2.37

Net Asset Value - End of Year	$17.00		$31.41		$31.26		$28.46		$27.49

TOTAL INVESTMENT RETURN	(45.88)%		0.48%		9.84%		3.53%		9.43%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.49%		1.49%		1.49%		1.49%		1.49%
Expenses Before Reimbursement	3.06%		2.48%		2.46%		2.54%		2.73%
Net Investment Loss After Reimbursement	(0.36)%		(0.89)%		(0.96)%		(1.06)%		(0.74)%
Net Investment Loss Before Reimbursement	(1.93)%		(1.88)%		(1.93)%		(2.11)%		(1.98)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	99%		87%		87%		96%		169%
Net Assets at End of Year (in thousands)	$7,646		$17,436		$22,318		$23,239		$28,618
Number of Shares Outstanding at End of Year (in thousands)	450		555		714		817		1,041

A Less than $0.01.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Fundamental ‘A’ Portfolio	December 31, 2008

	For The Years Ended December 31,
					For The
					Period Ended
					December 31,
	2008		2007	2006	2005*
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$14.93		$12.70	$11.85	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.12)		0.01	(0.07)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(8.29)		2.72	0.88	1.83

Total from Investment Operations	(8.41)		2.73	0.81	1.84

Distributions to Shareholders:
From Net Investment Income	0.00	A	(0.01)	--	(0.01)
From Capital Gains	(0.01)		(0.50)	--	--

Total Distributions to Shareholders	(0.01)		(0.51)	--	(0.01)

Paid-in Capital from Redemption Fees	0.01		0.01	0.04	0.02

Net Increase (Decrease) in Net Asset Value	(8.41)		2.23	0.85	1.85

Net Asset Value - End of Period	$6.52		$14.93	$12.70	$11.85

TOTAL INVESTMENT RETURN	(56.29)%		21.55%	7.17%	18.65	%B

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.49%		1.49%	1.49%	1.48	%C
Expenses Before Reimbursement	2.60%		2.45%	2.53%	17.66	%C
Net Investment Income (Loss) After Reimbursement	(0.82)%		0.11%	(0.50)%	0.42	%C
Net Investment Loss Before Reimbursement	(1.93)%		(0.85)%	(1.54)%	(15.76	)%C

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	254%		323%	297%	219	%C
Net Assets at End of Period (in thousands)	$7,083		$23,777	$18,311	$2,276
Number of Shares Outstanding at End of Period (in thousands)	1,086		1,593	1,442	192

A Less than $0.01.

B Total returns for periods of less than one year are not annualized.

C Annualized.

* From Commencement of Operations May 2, 2005.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
December 31, 2008

1. Significant Accounting Policies

The Navellier Performance Funds (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end investment company that offers its shares in a series of no-load diversified and non-diversified portfolios. The Fund’s objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of three separate portfolios, each with its own investment strategies and policies: the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio, each a diversified open-end management company portfolio. The Fundamental ‘A’ Portfolio is a non-diversified open-end management company portfolio.

The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses and realized and unrealized gains and losses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, registration fees and underwriting fees, which accrue at different rates. The Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund.

The following is a summary of significant accounting policies that the Fund follows:

(a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

The following is a summary of the inputs used to value the Portfolios’ net assets as of December 31, 2008:

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities:
Mid Cap Growth Portfolio	$38,169,375	$--	$--
Aggressive Micro Cap Portfolio	7,674,550	--	--
Fundamental ‘A’ Portfolio	7,124,446	--	--

(b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

(d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment advisor (the “Adviser”). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental ‘A’ Portfolio. The Adviser receives an annual fee equal to 0.10% of average daily net assets of the Mid Cap Growth Portfolio and 0.25% of the average daily net assets of the Aggressive Micro Cap Portfolio and the Fundamental ‘A’ Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. In arriving at, and approving, this advisory fee, the Trustees considered among other factors, the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor’s willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

For the fiscal year ended December 31, 2008, the Adviser agreed, as it did last year, to limit the total operating expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth Portfolio - Regular Class and the Mid Cap Growth Portfolio - I Class, which are limited to 1.34% and 0.99%, respectively. In order to maintain these expense limitations, the Adviser has paid and has not sought reimbursement for certain operating expenses on a net basis of the Mid Cap Growth Portfolio - Regular Class, the Mid Cap Growth Portfolio - I Class, the Aggressive Micro Cap Portfolio, and the Fundamental ‘A’ Portfolio resulting in $189,165, $195,546, $190,294 and $169,370, of waived expenses, i.e., a waiver of 0.26%, 0.59%, 1.57% and 1.11% respectively, for the year ended December 31, 2008.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

The Investment Adviser has also agreed to future partial limits of expense reimbursement in future fiscal years so that the Net Total Annual Portfolio Operating Expenses after limit of expense reimbursement for any such fiscal year does not exceed 1.49% for all portfolios except for the Mid Cap Growth Portfolio - Regular Class and the Mid Cap Growth Portfolio - I Class which are limited to 1.34% and 0.99% respectively. The limit on reimbursement of expenses by the Investment Adviser is voluntary and may be withdrawn from year to year. If the Investment Adviser does not seek reimbursement within three (3) years of advancing expenses, then reimbursement is forever waived. If reimbursement is made, it must be approved by the Board of Trustees of the Fund.

3. Distribution Plan

IFS Fund Distributors, Inc. (the “Distributor”) acts as the Fund’s Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. Prior to November 1, 2006, Navellier Securities, Inc. acted as the Distributor. The Distributor, which is the principal underwriter of the Fund’s shares, renders its services to the Fund pursuant to a distribution agreement.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, and the Fundamental ‘A’ Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor’s overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

For the year ended December 31, 2008, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

	Mid Cap Growth	Aggressive Micro Cap	Fundamental ‘A’
	Portfolio	Portfolio	Portfolio
Purchases	$116,727,736	$12,104,624	$38,222,092
Sales	$189,816,310	$14,780,110	$42,435,361

5. Federal Income Taxes

The Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

The tax character of distributions paid for the years ended December 31, 2008 and 2007 was as follows:

	2008		2007
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Mid Cap Growth	$--	$--	$--	$--
Aggressive Micro Cap	$--	$--	$--	$--
Fundamental ‘A’	$25	$5,566	$20,324	$754,568

The following information is computed on a tax basis for each item for the year ended December 31, 2008:

	Mid Cap	Aggressive	Fundamental
	Growth	Micro Cap	‘A’
Gross Unrealized Appreciation	$991,231	$539,912	$484,321
Gross Unrealized Depreciation	(14,493,209)	(1,967,055)	(2,617,953)

Net Unrealized Depreciation	(13,501,978)	(1,427,143)	(2,133,632)
Capital Loss Carryforward	(18,864,380)	(16,674,273)	(6,809,849)
Post-October Losses*	(8,769,497)	(1,490,283)	(2,385,979)

Total Accumulated Deficit	$(41,135,855)	$(19,591,699)	$(11,329,460)

Federal Income Tax Cost**	$51,671,353	$9,101,693	$9,258,078

*  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

** The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of December 31, 2008, the Funds have the following capital loss carryforwards;

		Expiration
	Amount	Date
Mid Cap Growth	$4,008,528	2010
	14,855,852	2016

	$18,864,380

Aggressive Micro Cap	$11,625,060	2009
	3,306,024	2011
	1,743,189	2016

	$16,674,273

Fundamental ‘A’	$6,809,849	2016

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2008

Reclassification of capital accounts - As of December 31, 2008, the Funds made reclassifications due to net investment loss and expiration of capital loss carryforwards on the Statement of Assets and Liabilities as follows:

	Undistributed
	Net Investment	Capital	Paid-in
	Income	Gains	Capital
Mid Cap Growth	$607,425	$--	$(607,425)
Aggressive Micro Cap	$43,487	$6,193,738	$(6,237,225)
Fundamental ‘A’	$125,770	$25	$(125,795)

The above reclassifications have no effect on the Funds’ net assets or net asset value per share.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NAVELLIER PERFORMANCE FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Navellier Performance Funds
Reno, Nevada

We have audited the accompanying statements of assets and liabilities of Mid Cap Growth Portfolio, Aggressive Micro Cap Portfolio and Fundamental ‘A’ Portfolio, each a series of shares of beneficial interest in Navellier Performance Funds, including the schedule of investments as of December 31, 2008, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio and Navellier Fundamental ‘A’ Portfolio as of December 31, 2008, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2009

NAVELLIER PERFORMANCE FUNDS

SCHEDULE OF SHAREHOLDER EXPENSES
December 31, 2008 (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2008” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Net Expense			Expenses Paid
		Ratio	Beginning	Ending	During the
		Annualized	Account Value	Account Value	Six Months Ended
		December 31,	July 1,	December 31,	December 31,
		2008	2008	2008	2008*
MID CAP GROWTH PORTFOLIO
Regular Class	Actual	1.35%	$1,000.00	$533.10	$5.19
Regular Class	Hypothetical	1.35%	$1,000.00	$1,018.36	$6.84
I Class	Actual	1.00%	$1,000.00	$535.30	$3.84
I Class	Hypothetical	1.00%	$1,000.00	$1,020.13	$5.06
AGGRESSIVE MICRO CAP PORTFOLIO
	Actual	1.49%	$1,000.00	$680.80	$6.31
	Hypothetical	1.49%	$1,000.00	$1,017.63	$7.58
FUNDAMENTAL ‘A’ PORTFOLIO
	Actual	1.50%	$1,000.00	$501.20	$5.65
	Hypothetical	1.50%	$1,000.00	$1,017.61	$7.59

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 (or 366)] (to reflect the one-half year period).

NAVELLIER PERFORMANCE FUNDS

OTHER ITEMS
December 31, 2008 (unaudited)

Considerations in Approving the Renewal of the Investment Advisory Agreement

At a meeting held on November 19, 2008, the Board of Trustees (the “Board”) of The Navellier Performance Funds (the “Fund”), approved for the coming year, investment advisory agreements between the Fund and Navellier and Associates, Inc. (“Investment Adviser”) with respect to the Navellier Mid Cap Growth Portfolio, the Navellier Aggressive Micro Cap Portfolio and the Navellier Fundamental ‘A’ Portfolio (each a “Portfolio”). In approving the continuation of the Advisory Agreement with respect to each Portfolio, the Investment Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the entry into and continuance of the Advisory Agreement is in the interests of each of the Portfolios and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Investment Adviser’s revenues and costs of providing services to the Funds; and (4) information about the Investment Adviser’s personnel. In approving the Portfolios’ Advisory Agreement, the Board considered the following: (1) the nature, extent and quality of services provided to the Portfolios including the personnel providing services; (2) the Investment Adviser’s compensation and profitability; (3) comparison of fees and performance with other advisers; (4) economies of scale; (5) the Investment Adviser’s past and future willingness and agreement to waive reimbursement and cap expenses; (6) the investors’ choice and desire for the Investment Adviser’s particular investment expertise and investment style; and (7) the terms of the Advisory Agreement. The Board’s analysis of these factors is described in detail below.

Nature, Extent and Quality of Investment Adviser Services.  The Board considered the level and depth of knowledge of the Investment Adviser, including the professional experience and qualifications of personnel. In evaluating the quality of services provided by the Investment Adviser, the Board took into account its familiarity with the Investment Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board took into account the Investment Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Investment Adviser’s compliance policies and procedures. The quality of administrative and other services, including the Investment Adviser’s role in coordinating the activities of the Portfolios’ other service providers, was also considered. The Board also considered the Investment Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be continued to be provided to each of the Portfolios under the Advisory Agreement.

Investment Adviser’s Compensation and Profitability.  The Board reviewed and discussed financial information provided by the Investment Adviser. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act of 1940 and the advisory agreement. The Board noted that the Investment Adviser has agreed to waive advisory fees and reimburse expenses for the Portfolios indicated below. The Trustees also noted that the Investment Adviser derives reputational and other benefits from its association with the Portfolios. The Trustees recognized that the Investment Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Portfolio and the entrepreneurial risk that it assumes as Investment Adviser. Based upon their review, the Trustees concluded that the Investment Adviser’s level of profitability, if any, from its relationship with each Portfolio was reasonable and not excessive.

Expenses and Performance.  The Board compared the advisory fees and total expense ratios for the Portfolios with various comparative data, including the industry median and average advisory fees and expense ratios in each Portfolio’s respective peer group. The Board also considered the Portfolios’ performance results during the three months, nine-months, 12-months, 3-years annualized and 5-years annualized ended September 30, 2008 and noted that the Board reviews on a quarterly basis detailed information about the Portfolios’ performance results, portfolio composition and investment strategies. The Board also considered the effect of each Portfolio’s growth and size on its performance and expenses. The Board further noted that the Investment Adviser’s predecessor, Navellier Management Inc., which consisted of the same personnel, has waived advisory fees and/or reimbursed expenses for the Portfolios noted below as necessary to reduce their operating expenses to targeted levels. In reviewing the expense ratios and performance of the Portfolios, the Board also took into account the nature, extent and quality of the services provided by the Investment Adviser, its

NAVELLIER PERFORMANCE FUNDS

OTHER ITEMS (Continued)
December 31, 2008 (unaudited)

predecessor and affiliates. The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to each Portfolio:

Navellier Mid Cap Growth Portfolio.  The Portfolio’s advisory fee and total expense ratio were considered reasonable when compared to those of its peer group. The Portfolio’s performance by the same personnel of the Investment Adviser as of its predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. In light of the historic stock market difficulties and the Investment Adviser’s long-term record and investment style, the Board found the performance to be acceptable for the time being. The Board took into account management’s discussion of the quality of the Investment Adviser’s predecessor’s performance. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board noted that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio’s administration and other operating expenses.

Navellier Aggressive Micro Cap Portfolio.  The Fund’s advisory fee and total expense ratio were generally in line with those of its peer group. The Portfolio’s performance by the Adviser’s predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. In light of the historic stock market difficulties and the Investment Adviser’s long-term record and investment style, the Board found the performance to be acceptable for the time being. The Board took into account management’s discussion of the Portfolio’s performance and the quality of the Investment Adviser’s personnel (which are the same as its predecessor’s). Based upon their review, the Trustees concluded that the Portfolio’s performance matters were being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board also noted the Fund’s current asset levels and the fact that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio’s administration and other operating expenses.

Navellier Fundamental ‘A’ Portfolio.  The Portfolio’s advisory fee and total expense ratio were considered reasonable when compared to those of its peer group. The Portfolio’s performance by the same personnel of the Investment Adviser as of its predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. In light of the historic stock market difficulties and the Investment Adviser’s long-term record and investment style, the Board found the performance to be satisfactory for the time being. The Board took into account management’s discussion of the Portfolio’s performance and the quality of the Investment Adviser’s predecessor’s performance. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board noted that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio’s administration and other operating expenses.

Economies of Scale.  The Board considered the effect of each Portfolio’s current size and potential growth on its performance and fees. The Board discussed the current level of asset growth of each Portfolio and acknowledged the willingness of the Investment Adviser to continue to reimburse the Portfolios until a certain expense ratio is reached. The Trustees also noted that if a Fund’s assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion.  In considering entering into these Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Investment Adviser, among others: (a) the Investment Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Investment Adviser maintains an appropriate compliance program; (c) the performance of each Portfolio by the same personnel is reasonable or satisfactory in relation to the performance of portfolios with similar investment objectives and to relevant indices, or as discussed above, is being addressed; and (d) each Portfolio’s advisory expenses are reasonable in relation to those of similar portfolios and to the services to be provided by the Investment Adviser. After full consideration of the above factors, the Trustees, including all of the Independent Trustees, concluded that the current Advisory Agreement for each Portfolio was in the best interest of the Fund and its shareholders.

NAVELLIER PERFORMANCE FUNDS

OTHER ITEMS (Continued)
December 31, 2008 (unaudited)

Proxy Voting Guidelines

Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dividends Received Deduction

For corporate shareholders, 100% of ordinary dividends paid by the Fundamental ‘A’ Portfolio during the year ended December 31, 2008 qualifies for the corporate dividends received deduction.

Distributions

For the fiscal year ended December 31, 2008, Fundamental ‘A’ Portfolio designated capital gains distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows: long-term $5,566.

NAVELLIER PERFORMANCE FUNDS

SUPPLEMENTAL INFORMATION
December 31, 2008 (unaudited)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.

Name		No. of		Other
Age		Funds in		Trusteeships/
Address	Term of Office and	Complex		Directorships
Position with Trust	Tenure	Overseen	Principal Occupation(s) during past 5 years	by Trustee
Louis Navellier 51 One East Liberty Third Floor Reno, NV 89501 President	President since May 10, 1993	3	Mr. Navellier is and has been the CEO and Chief Investment Officer of Navellier & Associates, Inc., an investment management company since 1988; CEO and President of Navellier Management, Inc., an investment management company since May 10, 1993; CEO and President of Navellier International Management, Inc., an investment management company, since May 10, 1993; CEO and President of Navellier Securities Corp., since May 10, 1993; CEO and President of Navellier Fund Management, Inc., an investment management company, since November 30, 1995; and has been editor of the Emerging Growth newsletter (formerly MPT Review) from August 1987 to the present and was publisher and editor of the predecessor investment advisory newsletter OTC Insight, which he began in 1980 and wrote through July 1987. Mr. Navellier is also the editor of the Blue Chip Growth, Quantum Growth and Global Growth newsletters.	None
Arnold Langsen* 89 c/o Navellier Funds One East Liberty Third Floor Reno, NV 89501 Trustee	Trustee since 1995	3	Professor Langsen is currently retired. He was Professor Emeritus of Financial Economics, School of Business, California State University at Harvard (1973-1992); Visiting Professor, Financial Economics, University of California at Berkeley (1984-1987).	None
Barry Sander 60 c/o Navellier Funds One East Liberty Third Floor Reno, NV 89501 Trustee	Trustee since 1995	3	Currently retired as of December 1, 1998, formerly he was the President and CEO of Ursa Major, Inc., a stencil manufacturing firm, and had been for the past nine years.	None
Joel Rossman 59 c/o Navellier Funds One East Liberty Third Floor Reno, NV 89501 Trustee	Trustee since 1995	3	Currently CEO of Joel Rossman Enterprises, Inc.; retired from March 15, 1998 through July 2001. Formerly he was President and CEO of Personal Stamp Exchange, Inc., a manufacturer, designer and distributor of rubber stamp products. He had been President and CEO of Personal Stamp Exchange for the preceding 10 years.	None
Jacques Delacroix 66 c/o Navellier Funds One East Liberty Third Floor Reno, NV 89501 Trustee	Trustee since 1995	3	Currently retired, formerly Professor of Business Administration, Leavy School of Business, Santa Clara University (1983-2006).	None
Arjen Kuyper 52 One East Liberty Third Floor Reno, NV 89501 Treasurer	Treasurer since 1995	3	Mr. Kuyper is COO and President of Navellier & Associates, Inc. and has been since September 1, 1998. Prior to that he was Operations Manager for Navellier & Associates, Inc. since 1992 and Operations Manager for Navellier Management, Inc. and for Navellier Securities Corp., since 1993.	None

* This Trustee is an “interested” person under the Investment Company Act of 1940 because of his affiliation with the Adviser.
Each Trustee will hold office until the Trust’s next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

TRANSFER AGENT

JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201

800-622-1386 E.S.T.

DISTRIBUTOR

IFS Fund Distributors, Inc.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

INVESTMENT ADVISER

Navellier & Associates, Inc.
One East Liberty, Third Floor
Reno, Nevada 89501

800-887-8671 P. S.T.

TRANSFER AGENT DISTRIBUTOR INVESTMENT ADVISER JPMorgan Chase Bank, N.A. IFS Fund Distributors, Inc. Navellier & Associates, Inc. P.O. Box 5354 303 Broadway, Suite 1100 One East Liberty, Third Floor Cincinnati, Ohio 45201 Cincinnati, Ohio 45202 Reno, Nevada 89501 800-622-1386 E.S.T. 800-887-8671 P. S.T.

Item 2. Codes of Ethics
     (a), (b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant’s current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds’ principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds’ principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

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          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year.
     (e) N/A. See subparagraphs (c) and (d) above.
     (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.
Item 3. Audit Committee Financial Expert
     (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.
     (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 — 1992 and has substantial experience teaching, reviewing and assessing companies’ financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies’ financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.
Item 4. Principal Accountant Fees and Services
     (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2008 were $57,900.00 The aggregate fees for audit services for fiscal 2007 were $59,400.00.
     (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2007 or for 2008.
     (c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds’ principal accountant for tax compliance, tax advice or tax planning for 2008 were $0 and for 2007 were $5,000.
     (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds’ principal accountant for other services for 2007 or 2008.
     (e)(1) The audit committee’s pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant’s audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

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     If there are any non audit services which the accountant or accounting firm perform for the registrant’s investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.
     (e)(2) N/A
     (f) N/A
     (g) $9,000 for 2005
  $ 6,000 for 2006
  $0 for 2007
  $0 for 2008
     (h) See Item 4, paragraph (e)(1).
Item 5. Audit Committee of Listed Registrants
     The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.
Item 6. Reserved (See Item 1)
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
     N/A
Item 8. Portfolio Management of Closed — End Management Investment Companies
     N/A
Item 9. Purchases of Equity Securities By Closed — End Management Investment Company and Affiliated Purchases
     N/A
Item 10. Submission of Matters to a Vote of Security Holders
     There were no changes to Procedures for recommending nominees to the Board of Trustees.
Item 11. Controls and Procedures
     (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
     (b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits
     (a)(1) N/A The Codes of Ethics are available on request.
     (a)(2) A separate Certification by Louis Navellier is attached hereto as Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as Exhibit 2.

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SIGNATURE
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NAVELLIER PERFORMANCE FUNDS
Date: Feb. 27, 2009	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE NAVELLIER PERFORMANCE FUNDS
Date: Feb. 27, 2009	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

THE NAVELLIER PERFORMANCE FUNDS
Date: Feb. 27, 2009	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Financial Officer

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